OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 24    OTHER LIABILITIES

	At December 31,	At December 31,
	2017	2016
Other current liabilities:
Accrued operating costs	$124	$99
Reclamation and remediation liabilities	103	61
Accrued capital expenditures	77	53
Royalties	63	52
Accrued interest	52	57
Holt royalty obligation	15	13
Taxes other than income and mining	7	8
Derivative instruments	1	27
Other	20	37
	$462	$407

Other non-current liabilities:
Holt royalty obligation	$228	$174
Income and mining taxes	47	50
Power supply agreements	32	31
Social development obligations	22	25
Other	13	46
	$342	$326